Expenses by nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Maintenance, security, cleaning, repairs and others	$ 4,018,000,000	$ 3,156,000,000	$ 3,362,000,000
Depreciation and amortization	62,507,000,000	63,592,000,000	59,840,000,000
Leases and service charges	694,000,000	340,000,000	267,000,000
Other expenses	26,245,000,000	20,534,000,000	27,189,000,000
Generals And Administrative Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	71,466,000,000	75,045,000,000	74,106,000,000
Fees and payments for services	18,243,000,000	16,473,000,000	20,522,000,000
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	12,027,000,000	11,780,000,000	9,791,000,000
Taxes, rates and contributions	5,369,000,000	5,309,000,000	8,291,000,000
Advertising and other selling expenses	98,000,000	155,000,000	159,000,000
Freights	12,000,000	6,000,000	695,000,000
Director's fees	31,304,000,000	27,009,000,000	30,587,000,000
Depreciation and amortization	6,738,000,000	5,095,000,000	5,511,000,000
Leases and service charges	1,727,000,000	1,658,000,000	1,748,000,000
Travel, library expenses and stationery	2,192,000,000	2,321,000,000	2,292,000,000
Supplies and labors	2,000,000	1,000,000	0
Other expenses	618,000,000	553,000,000	759,000,000
Bank expenses	2,474,000,000	2,756,000,000	3,433,000,000
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	84,000,000	80,000,000	92,000,000
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	152,354,000,000	148,241,000,000	157,986,000,000
Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	390,493,000,000	319,178,000,000	365,869,000,000
Salaries, social security costs and other personnel expenses	115,726,000,000	115,539,000,000	102,322,000,000
Fees and payments for services	64,977,000,000	61,586,000,000	84,326,000,000
Cost of sale of goods and services	129,683,000,000	125,885,000,000	88,706,000,000
Maintenance, security, cleaning, repairs and others	78,582,000,000	71,740,000,000	60,221,000,000
Taxes, rates and contributions	21,145,000,000	16,880,000,000	11,618,000,000
Advertising and other selling expenses	24,911,000,000	21,255,000,000	22,768,000,000
Freights	49,000,000	43,000,000	66,000,000
Director's fees	0	0	0
Depreciation and amortization	15,321,000,000	14,897,000,000	12,723,000,000
Leases and service charges	6,710,000,000	5,279,000,000	3,988,000,000
Travel, library expenses and stationery	4,038,000,000	3,064,000,000	2,962,000,000
Supplies and labors	4,313,000,000	3,646,000,000	3,201,000,000
Other expenses	1,716,000,000	1,478,000,000	1,879,000,000
Bank expenses	182,000,000	229,000,000	342,000,000
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	1,740,000,000	1,514,000,000	1,982,000,000
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	859,586,000,000	762,213,000,000	762,973,000,000
Selling Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	11,356,000,000	11,744,000,000	10,999,000,000
Fees and payments for services	3,715,000,000	3,691,000,000	4,943,000,000
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	146,000,000	171,000,000	144,000,000
Taxes, rates and contributions	41,258,000,000	33,817,000,000	38,845,000,000
Advertising and other selling expenses	11,281,000,000	6,390,000,000	5,120,000,000
Freights	37,564,000,000	36,548,000,000	30,931,000,000
Director's fees	0	0	0
Depreciation and amortization	1,845,000,000	1,692,000,000	1,451,000,000
Leases and service charges	87,000,000	94,000,000	160,000,000
Travel, library expenses and stationery	1,561,000,000	1,598,000,000	1,276,000,000
Supplies and labors	6,769,000,000	5,619,000,000	7,047,000,000
Other expenses	3,097,000,000	3,482,000,000	3,041,000,000
Bank expenses	119,000,000	10,000,000	0
Conditioning and clearance	3,734,000,000	3,901,000,000	4,063,000,000
Interconnection and roaming expenses	35,000,000	33,000,000	39,000,000
Allowance for doubtful accounts, net	4,552,000,000	2,187,000,000	1,956,000,000
Total expenses by nature	124,704,000,000	110,977,000,000	112,430,000,000
Production Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	390,493,000,000	319,178,000,000	365,869,000,000
Salaries, social security costs and other personnel expenses	198,548,000,000	202,328,000,000	187,427,000,000
Fees and payments for services	86,935,000,000	81,750,000,000	109,791,000,000
Cost of sale of goods and services	129,683,000,000	125,885,000,000	88,706,000,000
Maintenance, security, cleaning, repairs and others	90,753,000,000	83,691,000,000	70,158,000,000
Taxes, rates and contributions	65,359,000,000	56,006	56,006,000,000
Advertising and other selling expenses	36,290,000,000	27,800,000,000	28,047,000,000
Freights	37,625,000,000	36,597,000,000	31,692,000,000
Director's fees	31,304,000,000	27,009,000,000	30,587,000,000
Depreciation and amortization	23,904,000,000	21,684,000,000	19,685,000,000
Leases and service charges	8,524,000,000	7,031,000,000	5,896,000,000
Travel, library expenses and stationery	7,791,000,000	6,983,000,000	6,530,000,000
Supplies and labors	11,084,000,000	9,266,000,000	10,248,000,000
Other expenses	5,431,000,000	5,513,000,000	5,679,000,000
Bank expenses	2,775,000,000	2,995,000,000	3,775,000,000
Conditioning and clearance	3,734,000,000	3,901,000,000	4,063,000,000
Interconnection and roaming expenses	1,859,000,000	1,627,000,000	2,113,000,000
Allowance for doubtful accounts, net	4,552,000,000	1,956	1,956,000,000
Total expenses by nature	$ 1,136,644,000,000	$ 1,021,431,000,000	$ 1,033,389,000,000